Financial instruments - additional information - Offsetting assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	£ 14,998	£ 13,001
Financial assets, financial instruments not offset in the consolidated statement of financial position	(946)	(1,053)
Financial assets, cash collateral not offset in the consolidated statement of financial position	(2,641)	(1,895)
Financial assets, securities collateral not offset in the consolidated statement of financial position	(11,254)	(9,865)
Net amount of financial assets	157	188
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(3,711)	(4,801)
Financial liabilities, financial instruments not offset in the consolidated statement of financial position	946	1,053
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	472	795
Financial liabilities, securities collateral not offset in the consolidated statement of financial position	2,225	2,858
Net amount of financial liabilities	(68)	(95)
Derivative liabilities
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(2,301)	(2,874)
Financial liabilities, financial instruments not offset in the consolidated statement of financial position	946	1,053
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	420	698
Financial liabilities, securities collateral not offset in the consolidated statement of financial position	893	1,028
Net amount of financial liabilities	(42)	(95)
Securities lending and repurchase agreements
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(1,410)	(1,927)
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	52	97
Financial liabilities, securities collateral not offset in the consolidated statement of financial position	1,332	1,830
Net amount of financial liabilities	(26)
Derivative assets
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	4,718	3,869
Financial assets, financial instruments not offset in the consolidated statement of financial position	(946)	(1,053)
Financial assets, cash collateral not offset in the consolidated statement of financial position	(2,641)	(1,895)
Financial assets, securities collateral not offset in the consolidated statement of financial position	(984)	(733)
Net amount of financial assets	147	188
Reverse repurchase agreements
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	10,280	9,132
Financial assets, securities collateral not offset in the consolidated statement of financial position	(10,270)	£ (9,132)
Net amount of financial assets	£ 10